Consolidated Statements of Comprehensive Income $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares [1]	Dec. 31, 2019 MXN ($) $ / shares [1]
Operating revenues:
Service revenues	$ 714,244,392	$ 34,700	$ 708,483,701	$ 702,961,964
Sales of equipment	141,290,479	6,864	131,223,459	148,521,512
Operating revenues	855,534,871	41,564	839,707,160	851,483,476
Operating costs and expenses:
Cost of sales and services	341,059,662	16,570	334,881,859	348,776,249
Commercial, administrative and general expenses	180,838,412	8,786	191,901,898	195,507,880
Other expenses	4,877,290	237	4,737,626	5,882,276
Depreciation and amortization	162,626,866	7,901	162,682,398	157,518,787
Operating costs and expenses	689,402,230	33,494	694,203,781	707,685,192
Operating income	166,132,641	8,070	145,503,379	143,798,284
Interest income	3,834,827	186	5,062,036	6,284,672
Interest expense	(36,025,312)	(1,750)	(38,661,485)	(37,910,954)
Foreign currency exchange gain (loss), net	(17,045,843)	(828)	(65,366,200)	5,226,071
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(14,250,066)	(692)	1,292,878	(6,997,844)
Equity interest in net result of associated companies	113,918	6	(287,006)	(17,609)
Profit before income tax	102,760,165	4,992	47,543,602	110,382,620
Income tax	28,144,769	1,367	13,509,270	49,914,055
Net profit for the year from continuing operations	74,615,396	3,625	34,034,332	60,468,565
Profit after tax for the year from discontinued operations	121,710,718	5,913	16,992,625	9,844,889
Net profit for the year	196,326,114	9,538	51,026,957	70,313,454
Net profit for the year attributable to:
Equity holders of the parent from continuing operations	70,712,449	3,435	29,859,980	57,886,001
Equity holders of the parent from discontinued operations	121,710,718	5,913	16,992,625	9,844,889
Non-controlling interests	3,902,947	190	4,174,352	2,582,564
Net profit for the year	$ 196,326,114	$ 9,538	$ 51,026,957	$ 70,313,454
Basic and diluted earnings per share attributable to equity holders of the parent from continuing operations | (per share)	$ 1.07	$ 0.05	$ 0.45	$ 0.88
Basic and diluted earnings per share attributable to equity holders of the parent from discontinued operations | (per share)	$ 1.85	$ 0.09	$ 0.26	$ 0.15
Net other comprehensive loss that may be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities from continuing operations	$ (7,134,153)	$ (347)	$ (11,515,297)	$ (35,536,252)
Effect of translation of foreign entities from discontinued operations	(829,163)	(40)
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	11,261,896	547	(10,299,558)	(29,535,672)
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	4,560,869	222	(1,952,414)	883,409
Revaluation surplus, net of deferred taxes	0	0	77,230,031
Total other comprehensive (loss) income items for the year, net of deferred taxes	7,859,449	382	53,462,762	(64,188,515)
Total comprehensive (loss) income for the year	204,185,563	9,920	104,489,719	6,124,939
Comprehensive income for the year attributable to:
Equity holders of the parent from continuing operations	202,418,502	9,834	86,150,118	5,450,679
Non-controlling interests	1,767,061	86	18,339,601	674,260
Total comprehensive (loss) income for the year	204,185,563	9,920	104,489,719	6,124,939
Comprehensive income for the period:
Net comprehensive (loss) income from continuing operations	82,474,845	4,007	87,497,094	(3,719,950)
Net comprehensive income from discontinued operations	121,710,718	5,913	16,992,625	9,844,889
Total comprehensive (loss) income for the year	$ 204,185,563	$ 9,920	$ 104,489,719	$ 6,124,939

[1]	Restated for discontinued operations.